UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
May 9, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 90
Form 13F Information Table Value Total: $3,921,680 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
A.G. Edwards, Inc.             COM         281760108     9739  217393 SH       SOLE                 201263          16130
Affiliated Managers Group      COM         008252108     9534  153700 SH       SOLE                 153700
Altera Corp.                   COM         021441100     4352  220000 SH       SOLE                 220000
American Eagle Outfitters      COM         02553E106     1983   67100 SH       SOLE                  67100
American International Group   COM         026874107   110985 2002981 SH       SOLE                1911549          91432
Amgen, Inc.                    COM         031162100     9034  155200 SH       SOLE                 155200
Applied Materials, Inc.        COM         038222105     5688  350000 SH       SOLE                 350000
Baxter International           COM         071813109    86570 2547687 SH       SOLE                2442514         105173
Bed Bath Beyond Inc            COM         075896100     9866  270000 SH       SOLE                 270000
Berkshire Hathaway Inc Class A COM         084670108      870      10 SH       SOLE                     10
Berkshire Hathaway Inc. Del Cl COM         084670207   115025   40275 SH       SOLE                  38219           2056
Best Buy Company               COM         086516101     9722  180000 SH       SOLE                 180000
Biogen Idec                    COM         09062x103     5004  145000 SH       SOLE                 145000
Boeing                         COM         097023105      395    6750 SH       SOLE                                  6750
Boston Scientific              COM         101137107     6772  231200 SH       SOLE                 231200
Bristol-Myers Squibb           COM         110122108     1104   43372 SH       SOLE                  22267          21105
Capital One Finl Corp          COM         14040H105     9346  125000 SH       SOLE                 125000
Carmax, Inc.                   COM         143130102     9193  291830 SH       SOLE                 269210          22620
Charles River Laboratories     COM         159864107     8046  171045 SH       SOLE                 159230          11815
Check Point Software Tech.     COM         M22465104    48579 2234540 SH       SOLE                2183310          51230
Cintas Corp.                   COM         172908105    13469  326035 SH       SOLE                 310410          15625
Cisco Systems, Inc.            COM         17275R102   109945 6145618 SH       SOLE                5856979         288639
Citigroup, Inc.                COM         172967101   113466 2524838 SH       SOLE                2408165         116673
Coach Inc.                     COM         189754104     4814   85000 SH       SOLE                  85000
Comcast, Corp. - Cl A          COM         20030N101      827   24475 SH       SOLE                  24475
Comcast, Corp. - Special Cl A  COM         20030N200   141098 4219450 SH       SOLE                4016817         202633
Community Health Systems       COM         203668108    12320  352920 SH       SOLE                 333365          19555
Costco Wholesale Corp          COM         22160K105    81865 1852979 SH       SOLE                1765470          87509
Countrywide Credit Indus       COM         222372104     5616  173000 SH       SOLE                 173000
Del Monte Foods Co.            COM         24522P103     9812  904310 SH       SOLE                 839790          64520
Dover Corp.                    COM         260003108    65474 1732586 SH       SOLE                1634244          98342
Expeditors International Wash  COM         302130109     5089   95036 SH       SOLE                  92441           2595
Family Dollar Stores           COM         307000109     6072  200000 SH       SOLE                 200000
First Data Corp                COM         319963104   149935 3814166 SH       SOLE                3632194         181972
Fiserv, Inc                    COM         337738108   170563 4285497 SH       SOLE                4086742         198755
Flextronics Intl LTD           COM         Y2573F102     4395  365000 SH       SOLE                 365000
Freddie Mac                    COM         313400301    66043 1044980 SH       SOLE                 993756          51224
Health Mgmt Assoc. Inc.-A      COM         421933102   120441 4600478 SH       SOLE                4387710         212768
Hewitt Associates Inc          COM         42822q100    11046  415260 SH       SOLE                 386800          28460
Hewlett-Packard                COM         428236103     7898  360000 SH       SOLE                 360000
Home Depot                     COM         437076102     5736  150000 SH       SOLE                 150000
IDT Corp.                      COM         448947101     6216  437755 SH       SOLE                 408615          29140
Intel Corp                     COM         458140100     9652  415500 SH       SOLE                 415500
Intuit, Inc.                   COM         461202103   132429 3025565 SH       SOLE                2895260         130305
Jacobs Engineering Group, Inc. COM         469814107     8904  171491 SH       SOLE                 159361          12130
Johnson & Johnson              COM         478160104   110247 1641552 SH       SOLE                1573744          67808
Kemet Corp.                    COM         488360108     5689  734085 SH       SOLE                 688495          45590
Kenneth Cole Productions-A     COM         193294105     7569  259761 SH       SOLE                 242491          17270
Kohls Corp                     COM         500255104     8880  172000 SH       SOLE                 172000
Laboratory Crp of Amer Hldgs   COM         50540R409    15245  316283 SH       SOLE                 305348          10935
Liberty Media Corp - A         COM         530718105   175235 16898217SH       SOLE               16140434         757783
Liberty Media Intl Inc. A      COM         530719103     7389  168941 SH       SOLE                 157218          11723
Lilly, Eli & Co                COM         532457108     3074   59000 SH       SOLE                  59000
Limited Inc                    COM         532716107     9530  392161 SH       SOLE                 367614          24547
Liz Claiborne                  COM         539320101   141867 3535190 SH       SOLE                3373977         161218
Lowe's Companies               COM         548661107     6565  115000 SH       SOLE                 115000
MBNA Corp.                     COM         55262L100   121456 4947310 SH       SOLE                4720381         226929
MGIC Investment                COM         552848103   110490 1791626 SH       SOLE                1699553          92073
Markel Corp.                   COM         570535104    87304  252900 SH       SOLE                 242562          10338
Marshall & Ilsley              COM         571834100     1429   34224 SH       SOLE                  11810          22414
Maxim Integrated Prods         COM         57772K101     2464   60300 SH       SOLE                  60300
McDonalds                      COM         580135101   118498 3805337 SH       SOLE                3651162         154175
Mercury General Corp.          COM         589400100    12036  217805 SH       SOLE                 203000          14805
Merrill Lynch                  COM         590188108      679   12000 SH       SOLE                  12000
Microsoft Corp                 COM         594918104   117495 4861199 SH       SOLE                4626382         234817
Mohawk Industries, Inc.        COM         608190104   110544 1311315 SH       SOLE                1259577          51738
Morgan Stanley                 COM         617446448   116255 2030667 SH       SOLE                1941636          89026
Mylan Labs                     COM         628530107     4067  229500 SH       SOLE                 229500
NASDAQ-100 Index Tracking      COM         631100104    10240  280000 SH       SOLE                 280000
Natuzzi Spa-SP                 ADR         63905A101     1695  163145 SH       SOLE                 153880           9265
Odyssey Re Holdings Corp       COM         67612W108    11345  453080 SH       SOLE                 422840          30240
Pfizer, Inc.                   COM         717081103     3803  144750 SH       SOLE                 144400            350
Scripps Co. (E.W.) - Cl A      COM         811054204     7834  160698 SH       SOLE                 151778           8920
Seagate Tech Inc-Escrow Shs    COM         33045Z           0   17049 SH       SOLE                  17049
Symantec Corp                  COM         871503108     5759  270010 SH       SOLE                 270000             10
Taiwan Semiconductor           ADR         874039100    84824 10002850SH       SOLE                9512711         490139
Target Corporation             COM         87612E106    75516 1509710 SH       SOLE                1448384          61326
Texas Instruments              COM         882508104     2549  100000 SH       SOLE                 100000
Tiffany & Co.                  COM         886547108    16671  482944 SH       SOLE                 460454          22490
Valassis Communications, Inc.  COM         918866104     9482  271215 SH       SOLE                 253310          17905
Viacom Inc. - Cl B             COM         925524308   129627 3721694 SH       SOLE                3541725         179969
Wal-Mart Stores                COM         931142103   106861 2132525 SH       SOLE                2027790         104735
Walgreen Co                    COM         931422109   112042 2522337 SH       SOLE                2405191         117146
Waste Management, Inc.         COM         94106L109   119883 4155375 SH       SOLE                3988715         166660
Wells Fargo & Co               COM         949746101   109661 1833798 SH       SOLE                1746246          87552
White Mountains Insurance Grp  COM         G9618E107    12870   21151 SH       SOLE                  19711           1440
Wiley (John) & Sons - Cl A     COM         968223206     8221  233215 SH       SOLE                 215620          17595
Williams-Sonoma, Inc.          COM         969904101     5843  159000 SH       SOLE                 159000
Willis Group Holdings LTD      COM         G96655108    64770 1756717 SH       SOLE                1670657          86060
Xilinx, Inc.                   COM         983919101     3245  111000 SH       SOLE                 111000